BANK BORROWINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
BANK BORROWINGS
Bank borrowings received	$ 65,733	$ 10,959	$ 56,490
Interest rate (as a percent)	2.76%	2.75%	2.95%
Repayments of bank debt	$ 73,068	$ 12,604	$ 103,800
Unused lines of credit available for future borrowing	168,223
Bank borrowings of the investment in Jiangsu Yitong	$ 33
Percentage of equity interest pledged to Jiangsu Yitong to the bank	15.79%
Minimum
BANK BORROWINGS
Maturity term (in years)	1 year
Maximum
BANK BORROWINGS
Maturity term (in years)	7 years